Condensed Consolidated Statements of Cash Flows (USD $) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net loss	$ (4,134,061)	$ (2,209,508)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	233,825	129,607
Stock-based compensation	1,481,242	474,556
Beneficial Conversion Feature	120,254
Amortization of deferred financing costs	32,851
Abandonment of assets	4,819
(Increase) decrease in operating assets:
Accounts receivable	90,662	(236,032)
Prepaid expenses and other assets	59,310	(124,304)
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	(12,935)	179,680
Total adjustments	2,010,028	423,507
Net Cash Used in Operating Activities	(2,124,033)	(1,786,001)
Cash Flows from Investing Activities:
Acquisition of property and equipment	(272,013)	(594,744)
Net Cash Used in Investing Activities	(272,013)	(594,744)
Cash Flows from Financing Activities:
Proceeds from Loan	265,525
Proceeds from issuance of stock	1,887,556	2,222,727
Net Cash Provided by Financing Activities	2,153,081	2,222,727
Net Increase (Decrease) in Cash and Cash Equivalents	(242,965)	(158,018)
Cash and Cash Equivalents, beginning of period	605,563	763,581
Cash and Cash Equivalents, end of period	362,598	605,563
Supplemental Information:
Cash paid for interest	62,689	2,177
Cash paid for taxes